PROPERTY, PLANT AND EQUIPMENT, Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 154,860	$ 138,636
Ending balance	251,377	154,860	$ 138,636
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	252,929	196,886	130,538
Additions	137,472	56,207	66,742
Additions related to asset acquisition			15
Acquired through the business combinations (Note 6(b) and 6(c))	1,378
Construction in progress transferred in	0	0	0
Disposals	(506)	(164)	(409)
Exchange adjustments	(27)
Ending balance	391,246	252,929	196,886
Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(98,069)	(58,250)	(27,921)
Charge for the year	(42,120)	(39,899)	(30,438)
Disposals	316	80	109
Exchange adjustments	4
Ending balance	(139,869)	(98,069)	(58,250)
Construction in Progress [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	30,095	16,512
Ending balance	144,098	30,095	16,512
Construction in Progress [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	30,095	16,512	33,589
Additions	118,253	49,421	54,107
Additions related to asset acquisition			0
Acquired through the business combinations (Note 6(b) and 6(c))	0
Construction in progress transferred in	(4,250)	(35,838)	(71,184)
Disposals	0	0	0
Exchange adjustments	0
Ending balance	144,098	30,095	16,512
Construction in Progress [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Charge for the year	0	0	0
Disposals	0	0	0
Exchange adjustments	0
Ending balance	0	0	0
Building [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,733	19,924
Ending balance	22,673	22,733	19,924
Building [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	27,364	23,449	23,449
Additions	642	0	0
Additions related to asset acquisition			0
Acquired through the business combinations (Note 6(b) and 6(c))	99
Construction in progress transferred in	667	3,915	0
Disposals	0	0	0
Exchange adjustments	(4)
Ending balance	28,768	27,364	23,449
Building [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,631)	(3,525)	(2,388)
Charge for the year	(1,466)	(1,106)	(1,137)
Disposals	0	0	0
Exchange adjustments	2
Ending balance	(6,095)	(4,631)	(3,525)
Land [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,058	484
Ending balance	3,133	2,058	484
Land [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,058	484	484
Additions	0	1,574	0
Additions related to asset acquisition			0
Acquired through the business combinations (Note 6(b) and 6(c))	1,091
Construction in progress transferred in	0	0	0
Disposals	0	0	0
Exchange adjustments	(16)
Ending balance	3,133	2,058	484
Land [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Charge for the year	0	0	0
Disposals	0	0	0
Exchange adjustments	0
Ending balance	0	0	0
Machinery [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	35,276	26,069
Ending balance	29,628	35,276	26,069
Machinery [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	48,738	32,872	15,734
Additions	230	459	1,228
Additions related to asset acquisition			0
Acquired through the business combinations (Note 6(b) and 6(c))	34
Construction in progress transferred in	948	15,476	16,132
Disposals	(15)	(69)	(222)
Exchange adjustments	(2)
Ending balance	49,933	48,738	32,872
Machinery [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(13,462)	(6,803)	(2,427)
Charge for the year	(6,854)	(6,678)	(4,392)
Disposals	11	19	16
Exchange adjustments	0
Ending balance	(20,305)	(13,462)	(6,803)
Electronic Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10,837	8,151
Ending balance	24,102	10,837	8,151
Electronic Equipment [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,286	10,624	5,335
Additions	18,144	3,789	4,681
Additions related to asset acquisition			1
Acquired through the business combinations (Note 6(b) and 6(c))	73
Construction in progress transferred in	1	909	794
Disposals	(239)	(36)	(187)
Exchange adjustments	(1)
Ending balance	33,264	15,286	10,624
Electronic Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,449)	(2,473)	(1,034)
Charge for the year	(4,914)	(1,994)	(1,532)
Disposals	200	18	93
Exchange adjustments	1
Ending balance	(9,162)	(4,449)	(2,473)
Leasehold Improvements and Property Improvements [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	46,830	61,514
Ending balance	23,095	46,830	61,514
Leasehold Improvements and Property Improvements [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	117,808	104,517	48,425
Additions	16	876	2,431
Additions related to asset acquisition			0
Acquired through the business combinations (Note 6(b) and 6(c))	0
Construction in progress transferred in	2,518	12,424	53,661
Disposals	0	(9)	0
Exchange adjustments	0
Ending balance	120,342	117,808	104,517
Leasehold Improvements and Property Improvements [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(70,978)	(43,003)	(21,111)
Charge for the year	(26,269)	(27,978)	(21,892)
Disposals	0	3	0
Exchange adjustments	0
Ending balance	(97,247)	(70,978)	(43,003)
Others [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,031	5,982
Ending balance	4,648	7,031	5,982
Others [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,580	8,428	3,522
Additions	187	88	4,295
Additions related to asset acquisition			14
Acquired through the business combinations (Note 6(b) and 6(c))	81
Construction in progress transferred in	116	3,114	597
Disposals	(252)	(50)	0
Exchange adjustments	(4)
Ending balance	11,708	11,580	8,428
Others [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,549)	(2,446)	(961)
Charge for the year	(2,617)	(2,143)	(1,485)
Disposals	105	40	0
Exchange adjustments	1
Ending balance	$ (7,060)	$ (4,549)	$ (2,446)